LEASES (Tables)	12 Months Ended
Sep. 30, 2025
Leases
SCHEDULE OF OPERATING LEASE LIABILITIES

As of September 30, 2025 and 2024, lease liabilities consist of the following:

	As of
	September 30, 2025	September 30, 2024

Operating lease liabilities – current portion	$60,575	$154,254
Operating lease liabilities – non-current portion	71,910	-
Total	$132,485	$154,254

SCHEDULE OF LEASE INFORMATION

Other lease information is as follows:

	September 30, 2025	September 30, 2024

Weighted-average remaining lease term – operating leases	23 months	10 months
Weighted-average discount rate – operating leases	6.63%	7.38%

SCHEDULE OF LEASE FUTURE MINIMUM PAYMENTS

The following is a schedule of future minimum payments under operating leases as of September 30, 2025:

September 30,
2025

Year ending September 30, 2025	67,550
Year ending September 30, 2026	74,305
Total undiscounted lease obligations	141,855
Less: imputed interest	(9,370)
Lease liabilities recognized in the consolidated balance sheet	$132,485

SCHEDULE OF CASH LEASE PAYMENTS INCLUDED IN MEASUREMENT OF LEASE LIABILITIES

The following table represents the cash lease payments included in the measurement of lease liabilities for the years ended September 30, 2025 and 2024.

	For the years ended September 30,
	2025	2024

Cash paid for amounts included in the measurement of lease liabilities	$213,214	$190,257